Notes Payable	12 Months Ended
Dec. 31, 2010
Notes Payable [Abstract]
Notes Payable
Note 9
Notes Payable:

Set forth below is a detailed listing of notes payable. The stated interest rate approximates the effective cost of funds from the notes.

	December 31,
	2010	2009
Note payable – unsecured creditor, interest at 5.43%, payable in monthly principal and interest installments of $49,803 through February 2010.	$-	$98,934

Note payable – unsecured creditor, interest at 6%, payable in monthly principal and interest installments of $2,880 through June 2012.	46,477	77,239

Note payable – unsecured creditor, interest at 3.78%, payable in monthly principal and interest installments of $45,278 through January 2011.	45,136	-
	91,613	176,173
Less: current maturities	(77,796)	(129,696)
Notes payable, net of current maturities	$13,817	$46,477

Aggregate maturities of the notes payable as of December 31, 2010 are $77,796 in 2011 and $13,817 in 2012.